Other long-term liabilities	12 Months Ended
Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other long-term liabilities
12.	Other long-term liabilities:

	2017	2016
Deferred gain on sale-leasebacks (a)	$203,737	$194,322
Other	19,284	21,897
Other long-term liabilities	223,021	216,219
Current portion	(23,635)	(21,115)
Other long-term liabilities	$199,386	$195,104

(a)	Deferred gain on sale-leasebacks:

In May 2017, the Company entered into a sale-leaseback transaction with Asian special purpose companies, or SPCs, for one 14000 TEU vessel, the YM Wind, for gross proceeds of $144,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of 12 years, with an option to purchase the vessel at the 9.5 year anniversary for a pre-determined fair value purchase price. The sale of this vessel resulted in a deferred gain totaling approximately $31,611,000 which is being recorded as a reduction of the related operating lease expense over the 12 year lease term.

In March and May 2016, the Company entered into sale-leaseback transactions with Asian special purpose companies (“SPCs”), for one 10000 TEU vessel, the MOL Benefactor, and one 14000 TEU vessel, the YM Width. The sale-leaseback transactions provided total gross proceeds of $254,000,000 upon delivery of the vessels. Under the transactions, the Company sold the vessels to the SPCs and leased the vessels back from the SPCs over a term of 11 or 12 years, with an option to purchase the vessel at the nine year or nine year and six month anniversary of the lease for a pre-determined fair value purchase price.

In September 2016, the Company entered into a sale-leaseback transaction with SPCs for one 10000 TEU vessel, the Maersk Genoa, for gross proceeds of $100,000,000.  Under the transaction, the Company sold the vessel to the SPCs and leased the vessel back from the SPCs over a term of nine years, with an option to purchase the vessel at the end of the lease term for a pre-determined fair value purchase price.  If the purchase option is not exercised, the lease term may be extended for an additional two years, at the option of the SPCs.

The sale of these three vessels in 2016 resulted in a deferred gain totaling approximately $50,921,000 which is being recorded as a reduction of the related operating lease expense over the 11 or 12 year lease term.